Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
On March 1, 2013, the Company distributed all of the shares of a subsidiary to the Company's stockholders in a spin-off. However, since all shares of the subsidiary were distributed in 2013, the Company's consolidated statements of comprehensive loss and statements of cash flows have been presented to show the discontinued operations of the subsidiary separately from continuing operations for all periods presented. Since the transaction was between entities under common control, the distribution of the shares of the subsidiary did not result in a gain or loss on distribution as it was recorded at historical carrying values.